FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Narrative [Line Items]
Financial assets at fair value through other comprehensive income with maturities greater than one year	£ 24,947	£ 25,826
The Bank
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Narrative [Line Items]
Financial assets at fair value through other comprehensive income with maturities greater than one year	£ 23,081	£ 23,494